COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases
Year ended December 31,	US $

2015	185
2016	74
2017	58
2018	58
2019	10

385